Average Annual Total Returns - Voya Global Diversified Payment Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Risk® Moderate Index 1 Yr		Class A S&P Target Risk® Moderate Index 5 Yrs		Class A S&P Target Risk® Moderate Index 10 Yrs		Class A S&P Target Risk® Moderate Index Since Inception	Class A 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class A 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class A 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class A 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C S&P Target Risk® Moderate Index 1 Yr		Class C S&P Target Risk® Moderate Index 5 Yrs		Class C S&P Target Risk® Moderate Index 10 Yrs		Class C S&P Target Risk® Moderate Index Since Inception	Class C 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class C 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class C 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class C 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Moderate Index 1 Yr		Class I S&P Target Risk® Moderate Index 5 Yrs		Class I S&P Target Risk® Moderate Index 10 Yrs		Class I S&P Target Risk® Moderate Index Since Inception	Class I 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Risk® Moderate Index 1 Yr		Class R S&P Target Risk® Moderate Index 5 Yrs		Class R S&P Target Risk® Moderate Index 10 Yrs	Class R S&P Target Risk® Moderate Index Since Inception		Class R 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class R 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class R 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs	Class R 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Risk® Moderate Index 1 Yr		Class R6 S&P Target Risk® Moderate Index 5 Yrs		Class R6 S&P Target Risk® Moderate Index 10 Yrs		Class R6 S&P Target Risk® Moderate Index Since Inception	Class R6 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class R6 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class R6 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class R6 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W S&P Target Risk® Moderate Index 1 Yr		Class W S&P Target Risk® Moderate Index 5 Yrs		Class W S&P Target Risk® Moderate Index 10 Yrs		Class W S&P Target Risk® Moderate Index Since Inception	Class W 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class W 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class W 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class W 60% MSCI ACW IndexSM; 40% Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	4.51%	5.42%	5.02%		Jul. 01, 2008	3.62%	4.23%	3.70%		4.16%	4.42%	3.93%		10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	13.49%	[2]	9.37%	[2]	7.25%	[2]	[2]	9.08%	5.87%	4.85%		Aug. 29, 2008	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	13.49%	[2]	9.37%	[2]	7.25%	[2]	[2]	11.20%	6.95%	5.92%		Jul. 01, 2008	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	13.49%	[2]	9.37%	[2]	7.25%	[2]	[2]	10.66%	6.46%		6.05%	Aug. 05, 2011	10.42%	[1]	7.78%	[1]	[1]	6.67%	[1]	13.49%	[2]	9.37%	[2]	[2]	7.91%	[2]	11.34%	6.98%	5.94%		Feb. 28, 2018	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	13.49%	[2]	9.37%	[2]	7.25%	[2]	[2]	11.24%	6.94%	5.91%		Jul. 01, 2008	10.42%	[1]	7.78%	[1]	6.31%	[1]	[1]	13.49%	[2]	9.37%	[2]	7.25%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns for the Bloomberg Barclays U.S. Aggregate Bond Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI ACW IndexSMinclude the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.